UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	February 11, 2000

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	66

Form 13F Information Table Value Total:	$231,056



List of Other Included Managers:		None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
                                                KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                          December 31, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Corp                      COM              001957109     5850   115120 SH       Sole                   115120
American International         COM              026874107     4580    42354 SH       Sole                    42354
Anheuser-Busch Cos             COM              035229103      822    11600 SH       Sole                    11600
Arrow Electronics, Inc.        COM              042735100     1746    68800 SH       Sole                    68800
BP Amoco PLC Sponsored ADR     COM              055622104     1151    19400 SH       Sole                    19400
BankAmerica Corp               COM              060505104     3915    78015 SH       Sole                    78015
Bellsouth Corp                 COM              079860102     6612   141240 SH       Sole                   141240
Bestfoods, Inc.                COM              08658U101     1319    25100 SH       Sole                    25100
Boeing Co                      COM              097023105     4910   118500 SH       Sole                   118500
Bristol-Myers Squibb           COM              110122108     2917    45440 SH       Sole                    45440
Chase Manhattan Corp           COM              16161A108     3999    51480 SH       Sole                    51480
Chevron Corp                   COM              166751107     4121    47570 SH       Sole                    47570
Citigroup Inc                  COM              172967101     6588   118300 SH       Sole                   118300
Citizens Utils Co CL B         COM              177342201     1707   120300 SH       Sole                   120300
Comdisco Inc                   COM              200336105     1117    30000 SH       Sole                    30000
Comerica Inc                   COM              200340107     2798    59940 SH       Sole                    59940
Computer Assoc Intl            COM              204912109     2308    33000 SH       Sole                    33000
Dayton Hudson Corp             COM              239753106     6360    86600 SH       Sole                    86600
Dean Foods Co                  COM              242361103     4720   118750 SH       Sole                   118750
Exxon Mobil Corp               COM              30231G102    10908   135401 SH       Sole                   135401
Federal Home Loan Mtg Corp     COM              313400301     3935    83620 SH       Sole                    83620
Federal National Mtg Assn      COM              313586109     3563    57070 SH       Sole                    57070
First Tennessee Natl Corp      COM              337162101      522    18300 SH       Sole                    18300
Ford Motor Co                  COM              345370100     3033    56900 SH       Sole                    56900
Gannett Inc Com                COM              364730101     1419    17400 SH       Sole                    17400
General Electric Company       COM              369604103    10667    68930 SH       Sole                    68930
General Motors Corp            COM              370442105     1018    14000 SH       Sole                    14000
General Public Utilities Corp  COM              36225X100      446    15000 SH       Sole                    15000
Hasbro Inc                     COM              418056107      947    50000 SH       Sole                    50000
Intel Corp                     COM              458140100     4033    49000 SH       Sole                    49000
International Paper            COM              460146103     5632    99800 SH       Sole                    99800
Johnson & Johnson              COM              478160104     1525    16350 SH       Sole                    16350
K Mart Corp                    COM              482584109     1469   146000 SH       Sole                   146000
Kimberly-Clark                 COM              494368103     7401   113100 SH       Sole                   113100
Kroger Co                      COM              501044101      899    47640 SH       Sole                    47640
Lehman Brothers Holdings Inc.  COM              524908100     1211    14300 SH       Sole                    14300
Lilly (Eli) Company            COM              532457108     2570    38650 SH       Sole                    38650
Limited Inc                    COM              532716107     2542    58700 SH       Sole                    58700
Lucent Technologies            COM              549463107     7147    95300 SH       Sole                    95300
MCI Worldcom Inc               COM              55268B106     6264   118050 SH       Sole                   118050
Mc Donalds Corporation         COM              580135101     1411    35000 SH       Sole                    35000
Merck & Co                     COM              589331107     3081    45850 SH       Sole                    45850
Microsoft Corp                 COM              594918104     9676    82880 SH       Sole                    82880
Minnesota Mining Mfg           COM              604059105     4267    43600 SH       Sole                    43600
Motorola Inc                   COM              620076109    11206    76100 SH       Sole                    76100
Nike Inc CL B                  COM              654106103     2889    58300 SH       Sole                    58300
Novell Inc                     COM              670006105     4485   112300 SH       Sole                   112300
Pfizer Inc                     COM              717081103     2736    84350 SH       Sole                    84350
Pharmacia & Upjohn Inc         COM              716941109     3340    74220 SH       Sole                    74220
Procter Gamble Co              COM              742718109     3123    28500 SH       Sole                    28500
Reliant Energy Inc.            COM              75952j108     1235    53970 SH       Sole                    53970
Schlumberger Ltd               COM              806857108     1830    32600 SH       Sole                    32600
Sprint Corp                    COM              852061100     1239    18400 SH       Sole                    18400
Sun Microsystem Inc            COM              866810104      619     8000 SH       Sole                     8000
Texaco Inc                     COM              881694103     1966    36200 SH       Sole                    36200
Texas Instruments Inc          COM              882508104     8938    92500 SH       Sole                    92500
Textron Inc                    COM              883203101     3672    47880 SH       Sole                    47880
Transocean Sedco Forex         COM                             213     6311 SH       Sole                     6311
U S West Inc                   COM              91273H101     3211    44600 SH       Sole                    44600
United Buying Serv Intl        COM              909691107        0    70000 SH       Sole                    70000
Viacom Inc CL B                COM              925524308     7721   127760 SH       Sole                   127760
Wal-Mart Stores                COM              931142103      781    11300 SH       Sole                    11300
Warner-Lambert Co              COM              934488107     2860    34900 SH       Sole                    34900
Weyerhaeuser Co                COM              962166104      704     9800 SH       Sole                     9800
duPont (EI) deNemours          COM              263534109     2563    38900 SH       Sole                    38900
American General $3.00 Ser A C PFD CV           02637G200     2598    27600
SH       Sole                    27600
REPORT SUMMARY                 66 DATA RECORDS              231056            0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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